Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

17. INCOME TAXES

A. Components of Net Deferred Tax Asset:

	December 31,
(dollars in thousands)	2011	2010
Deferred tax assets:
Loan and lease loss reserve	$5,817	$5,194
Other reserves	977	2,467
Net operating loss carry-forward	2,568	2,707
Alternative minimum tax credits	568	568
Amortizing fair value adjustments, FKF Merger	3,848	3,539
Defined benefit plans	8,284	5,259

Total deferred tax asset	22,062	19,734

Deferred tax liabilities:
Other reserves	(26)	(258)
QDBP	(5,996)	(2,634)
Originated MSRs	(1,414)	(1,724)
Unrealized appreciation on investment securities	(964)	(567)

Total deferred tax liability	(8,400)	(5,183)

Total net deferred tax asset	$13,662	$14,551

Not included in the table above are deferred tax assets related to state tax net operating losses related to our leasing subsidiary of approximately $175 thousand as of December 31, 2011, for which we have recorded a full valuation allowance. Also, as of December 31, 2011, the Corporation has a $530 thousand capital loss carry-forward, for which it has recorded a 100% valuation allowance, due to the Corporation's limited access to instruments that would produce an offsetting capital gain.

B. The provision for income taxes consists of the following:

(dollars in thousands)	2011	2010	2009
Currently payable	$6,231	$4,790	$5,443
Deferred	3,370	(278)	57

Total	$9,601	$4,512	$5,500

C. Applicable income taxes differed from the amount derived by applying the statutory federal tax rate to income as follows:

(dollars in thousands)	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
Computed tax expense at statutory federal rate	$10,260	35.0%	$4,790	35.0%	$5,543	35.0%
Tax-exempt income	(395)	(0.8)%	(444)	(3.2)%	(300)	(1.9)%

Other, net	(264)	(1.4)%	166	1.2%	257	1.6%

Total income tax expense	$9,601	32.8%	$4,512	33.0%	$5,500	34.7%

D. Other Income Tax Information

In accordance with the provisions of ASC 740, "Accounting for Uncertainty in Income Taxes", the Corporation recognizes the financial statement benefit of a tax position only after determining that the Corporation would more likely than not sustain the position following an examination. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon settlement with the relevant tax authority. The Corporation applied these criteria to tax positions for which the statute of limitations remained open.

There were no reserves for uncertain tax positions recorded during the twelve months ended December 31, 2011, 2010 or 2009.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, and in multiple state jurisdictions. The Corporation is no longer subject to U.S. federal income tax examination by tax authorities for the years before 2008.

The Corporation's policy is to record interest and penalties on uncertain tax positions as income tax expense. No interest or penalties were accrued in 2011.

As of December 31, 2011, the Corporation has net operating loss carry-forwards for federal income tax purposes of $7.3 million which are available to offset future federal taxable income through 2030. In addition, the Corporation has alternative minimum tax credits of $568 thousand, which are available to reduce future federal regular income taxes over an indefinite period.

As a result of the July 1, 2010 Merger with FKF, the Corporation succeeded to certain tax bad debt reserves that existed at FKF as of June 30, 2010. As of December 31, 2011, the Corporation had unrecognized deferred income taxes of $2.5 million with respect to these reserves. These reserves could be recognized as taxable income and create a current and/or deferred tax liability at the income tax rates then in effect if one of the following conditions occurs: (1) the Corporation's retained earnings represented by this reserve are used for distributions, in liquidation, or for any other purpose other than to absorb losses from bad debts; (2) the Corporation fails to qualify as a bank, as provided by the Internal Revenue Code; or (3) there is a change in federal tax law.